Equity (Preferred Stock - Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Jul. 01, 2015	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 12, 2015	Jun. 01, 2015
Class of Stock [Line Items]
Preferred Stock, Shares Issued		25,500,000				25,500,000				25,500,000	25,500,000
Preferred stock issued, net of issuance costs										$ 0	$ 1,483	$ 0
Payments of Stock Issuance Costs											$ 17
Tender Offer Number Of Shares													59,850,000
Stock Redeemed or Called During Period, Shares	22,807,587										37,192,413
Preferred Stock, Redemption Amount	$ 570					$ 932					$ 932
Preferred stock repurchase premium		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 42	$ 0	$ 0	$ 42	$ 0
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares outstanding		25,500,000				25,500,000				25,500,000	25,500,000
Preferred stock, par value		$ 0.01				$ 0.01				$ 0.01	$ 0.01
Preferred stock, aggregate liquidation preference		$ 2,100				$ 2,100				$ 2,100	$ 2,100
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued		1,500,000				1,500,000				1,500,000	1,500,000			1,500,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares outstanding		1,500,000				1,500,000				1,500,000	1,500,000
Preferred Stock, Dividend Payment Rate, Variable											5.25% Fixed-to-Floating Rate
Preferred stock, par value														$ 0.01
Preferred stock, aggregate liquidation preference														$ 1,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued		24,000,000				24,000,000				24,000,000	24,000,000
Preferred stock redemption price per share		$ 25								$ 25
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares outstanding		24,000,000				24,000,000				24,000,000	24,000,000
Preferred Stock, Dividend Payment Rate, Variable										(i) 1.00% above three-month LIBOR on the related LIBOR determination date; or (ii) 4.00%
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage											6.50%
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, shares outstanding													60,000,000
Preferred stock, par value						$ 0.01					$ 0.01
Preferred stock, aggregate liquidation preference													$ 25
Fixed Rate [Member] | Series C Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Dividend Payment Rate, Variable										0.0525
Variable Rate [Member] | Series C Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Dividend Payment Rate, Variable										three-month LIBOR plus 3.575%